Keystone Private Income Fund

Schedule of Investments

December 31, 2025 (Unaudited)

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 106.2%	1,2
	Corporate Finance - 23.6%
$5,943,029	BluRoc Intermediate, LLC		18.00%	1/15/2026	7/25/2024	$5,943,029	$5,943,029
51,308,411	BPH Equipment, LLC		12.00%	7/3/2030	7/3/2025	51,308,411	52,102,150
17,852,622	Car Wash Holdco, LLC		15.00%	10/1/2026	9/16/2024	17,852,622	17,809,693
12,907,904	FVP Funding I, LLC		12.00%	2/6/2027	2/7/2022	12,907,904	12,881,388
24,543,030	FVP Funding II, LLC		12.00%	10/12/2027	10/12/2022	24,543,030	25,691,088
32,500,000	GAC Media, LLC		12.50%	9/8/2028	9/8/2025	32,500,000	32,500,000
12,908,101	iApartments, Inc.	6	14.50%	12/31/2026	5/18/2023	12,908,101	13,394,381
18,110,223	Loop Inc.	3	8.00% PIK	4/1/2027	5/17/2022	18,110,223	13,261,865
59,790,726	MH Leasing, LLC		11.38%	7/2/2029	7/2/2025	59,790,726	60,039,772
118,000,000	MV Cruise Offshore Holdings Ltd.		12.00%	11/22/2027	7/3/2024	118,000,000	118,312,701
34,000,000	OP PPR Sub-Holdco 1, LLC		10.00%	2/14/2026	2/14/2025	34,000,000	34,358,224
24,211,545	Vanderhall, Inc.	3	12.00% PIK	6/30/2026	8/8/2025	24,211,545	23,519,933
10,000,000	Vantage Borrower SPV, LLC	4,5	11.00%	5/31/2024	3/7/2022	10,000,000	5,865,797
2,600,000	Way.com, Inc.		12.00%	3/6/2026	3/1/2023	2,600,000	2,600,000
						424,675,591	418,280,021

	Equipment Leasing - 25.6%
179,527	Agility Auto Parts Inc.		12.50%	7/1/2026	6/12/2024	179,527	179,527
87,006	Agility Auto Parts Inc.		12.50%	4/1/2027	1/22/2025	87,006	87,006
3,519,700	Ammo International, LLC		12.50%	11/13/2027	11/14/2025	3,519,700	3,519,700
231,365	Arcade Silverado JV LLC		12.50%	12/1/2026	4/25/2024	231,365	231,365
206,396	Avensis Energy Services, LLC		12.50%	9/1/2026	12/4/2023	206,396	206,396
2,091,483	BluRoc - Onset		12.50%	7/1/2028	2/12/2025	2,091,483	2,091,483
3,106,292	BluRoc Mat Financing Draw 2		17.90%	8/5/2027	1/8/2025	2,399,697	2,399,697
2,372,098	BluRoc Mat Financing Draw 3		17.90%	9/5/2027	2/25/2025	2,372,098	2,372,098
990,350	BluRoc Mat Financing Draw 4		17.90%	11/5/2027	5/5/2025	990,350	990,350
669,953	BluRoc Mat Financing Draw 5		17.90%	12/5/2027	6/10/2025	669,953	669,953
2,155,854	BluRoc Mat Financing Draw 6		17.90%	1/5/2028	7/25/2025	2,155,854	2,155,854
5,611,500	Canopy Service Partners, LLC		12.30%	5/1/2028	10/15/2024	5,611,500	5,611,500
8,367,912	Real Good Foods, LLC		12.50%	12/1/2029	12/30/2025	8,367,912	8,367,912
333,009	Car Wash Holdco, LLC		17.90%	1/1/2028	1/29/2025	311,693	311,693
221,140	Car Wash Holdco, LLC		17.90%	5/1/2028	5/6/2025	209,254	209,254
665,366	Car Wash Holdco, LLC		17.90%	7/1/2028	7/1/2025	632,369	632,369
20,439,999	Carnaby FA, LLC	4	14.50%	6/1/2027	4/26/2024	20,439,999	20,439,999
9,161,213	Carnaby FA, LLC	4	14.50%	12/1/2025	11/27/2024	9,161,213	9,161,213
21,510	Cashman Photo Enterprises of Nevada, Inc.		12.50%	4/1/2026	9/5/2023	21,510	21,510
2,368,645	Coast Aluminum, Inc.		12.50%	7/1/2027	4/22/2025	2,368,645	2,368,645
1,134,094	Coast Aluminum, Inc.		12.50%	4/1/2028	6/20/2025	1,134,094	1,134,094
237,000	Don's Cold Storage and Transportation, LLC 001		12.50%	6/30/2028	12/30/2025	237,000	237,000
1,696,166	Eagle Highwall Mining Systems, LLC		14.00%	4/1/2027	9/29/2023	1,696,166	1,696,166
157,902	EOS Fitness Opco Holdings, LLC		13.00%	3/1/2027	9/30/2024	157,902	157,902
1,114,174	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2029	9/30/2024	1,114,174	1,114,174
339,866	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2027	9/30/2024	339,866	339,866
640,684	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2028	9/30/2024	640,684	640,684
900,753	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2027	9/30/2024	900,753	900,753
1,241,188	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2029	9/24/2025	1,241,188	1,241,188
642,518	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2028	9/24/2025	642,518	642,518
1,585,200	EOS Fitness Opco Holdings, LLC		13.00%	8/1/2029	10/2/2025	1,585,200	1,585,200
651,468	EOS Fitness Opco Holdings, LLC		13.00%	8/1/2028	10/2/2025	651,468	651,468
1,354,808	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2029	11/13/2025	1,354,808	1,354,808
653,285	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2028	11/13/2025	653,285	653,285
1,252,715	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2029	11/13/2025	1,252,715	1,252,715
686,455	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2028	11/13/2025	686,455	686,455
1,302,012	EOS Fitness Opco Holdings, LLC		13.00%	10/1/2029	12/4/2025	1,302,012	1,302,012
720,977	EOS Fitness Opco Holdings, LLC		13.00%	10/1/2028	12/4/2025	720,977	720,977
529,168	EOS Fitness Opco Holdings, LLC		13.00%	10/1/2029	12/4/2025	529,168	529,168
75,203	Falls Stamping & Welding Company		12.50%	10/1/2026	2/5/2024	75,203	75,203
22,786	Feel Good Brands, LLC		12.50%	11/4/2027	11/5/2025	22,786	22,786
70,717	Feel Good Brands, LLC		12.50%	11/4/2027	11/5/2025	70,717	70,717
7,410,169	Findlay Machine & Tool, LLC		11.95%	3/1/2028	9/24/2024	7,148,907	7,244,639
3,178,936	Findlay Machine & Tool, LLC		11.95%	4/1/2028	10/30/2024	3,071,704	3,071,704
2,367,454	Findlay Machine & Tool, LLC		11.95%	8/1/2028	10/30/2024	2,306,731	2,306,731
6,778,982	Findlay Machine & Tool, LLC		11.95%	6/1/2028	12/17/2024	6,568,774	6,720,836
5,294,659	Findlay Machine & Tool, LLC		11.95%	1/1/2029	7/2/2025	5,167,926	5,167,926
3,989,423	Findlay Machine & Tool, LLC		11.95%	1/1/2029	7/14/2025	3,893,932	3,893,932
4,081,887	Fisher & Company, Inc.		14.50%	5/1/2027	4/29/2024	4,081,887	4,081,887
555,154	FPL Food LLC		12.50%	4/1/2027	2/28/2024	555,154	555,154
491,371	FPL Food LLC		12.50%	4/1/2027	3/7/2025	491,371	491,371
652,945	FPL Food LLC		12.50%	1/1/2028	6/6/2025	652,945	652,945
2,230,705	FPL Food LLC		12.50%	10/1/2028	8/8/2025	2,230,705	2,230,705
24,150	Future Legends, LLC		14.50%	10/31/2026	2/27/2023	24,150	24,150
1,095,323	Gregory Pharmaceutical Holdings, Inc.		14.50%	2/1/2026	7/14/2023	1,095,323	1,095,323
3,937,221	Information Technology Partners, Inc.		14.50%	1/1/2026	12/15/2023	3,937,221	3,937,221
261,577	Island Magic Catamaran Inc.		12.50%	10/1/2026	7/22/2024	261,577	261,577
411,579	Island Magic Catamaran Inc.		12.50%	7/1/2027	6/11/2025	411,579	411,579
9,790,528	JRL Energy, Inc.		14.50%	10/1/2026	4/19/2024	9,790,528	9,790,528
2,735,546	Kent Distributors, Inc.		14.50%	7/1/2027	3/14/2024	2,735,546	2,735,546
6,473,406	Kent Distributors, Inc.		12.50%	11/1/2027	2/19/2025	6,473,406	6,473,406
82,629	Kinikini, LLC		12.50%	10/1/2027	12/13/2024	82,629	82,629
240,280	KVJ Properties, Inc.		12.50%	5/1/2026	2/25/2022	240,280	240,280
94,127	LBF Enterprises dba Powermatic Associates, Inc.		12.50%	7/1/2026	12/4/2023	94,127	94,127
1,450,335	MC Test Service, Inc.		12.00%	7/1/2027	1/25/2022	1,450,335	1,450,335
1,007,154	MC Test Service, Inc.		12.50%	10/1/2026	12/8/2023	1,007,154	1,007,154
1,135,233	MC Test Service, Inc.		12.50%	7/8/2027	7/9/2025	1,135,233	1,135,233
5,145,900	Medshift, LLC		14.50%	11/1/2027	4/4/2024	5,145,900	5,145,900
4,843,351	Medshift, LLC		14.50%	12/1/2027	5/3/2024	4,843,351	4,843,351
2,350,679	MIT45, Inc.		12.50%	7/9/2027	7/10/2025	2,350,679	2,350,679
389,581	MIT45, Inc.		12.50%	6/30/2027	5/23/2025	389,581	389,581
79,267	MIT45, Inc. A		12.50%	7/1/2027	6/20/2025	79,267	79,267
210,236	MIT45, Inc. B		12.50%	7/1/2027	6/20/2025	210,236	210,236
6,008,367	NATT Tools Group Inc.		13.34%	12/1/2029	11/25/2024	6,008,367	6,184,144
1,467,372	Navajo Health Foundation - Sage Memorial Hospital, Inc.		12.50%	1/1/2027	8/8/2024	1,467,372	1,467,372
13,751,115	Nexseer Capital		11.07%	7/1/2030	7/11/2025	13,751,115	14,065,255
538,403	Next Century Rebar LLC and Century Steel Fabricators, LLC		12.50%	2/1/2027	6/7/2024	538,403	538,403
46,204	Nutritional Resources, Inc.		12.50%	1/1/2027	3/1/2024	46,204	46,204
19,213	NWC Services LLC		14.50%	11/1/2025	10/20/2022	19,213	19,213
152,196,099	Onset Financial, Inc. Corporate Loan	3	11.00% (3.00% PIK)	4/10/2028	4/4/2025	152,196,099	153,377,674
6,975,216	Onset Financial, Inc. Progress Funding Line		11.00%	4/10/2028	12/6/2024	6,975,216	7,054,751
366,826	Pierce Powerline Co., LLC		12.50%	1/1/2026	8/3/2023	366,826	366,826
6,394,871	Prime Logistics, LLC		13.00%	9/1/2027	10/15/2024	6,394,871	6,461,495
998,327	Prince Signs		12.50%	10/1/2027	12/20/2024	998,327	998,327
313,237	Raw Farm, LLC		12.50%	7/1/2027	10/8/2024	313,237	313,237
295,579	Southern Fabrication Works, LLC		12.50%	3/1/2026	8/16/2023	295,579	295,579
19,626,220	Tenere, Inc.		13.50%	9/17/2029	9/17/2025	19,626,220	19,626,220
97,271	Transcontinental Energy Services LLC		12.50%	1/1/2026	11/27/2023	97,271	97,271
1,360,465	Transcontinental Energy Services LLC		12.50%	10/1/2027	4/16/2025	1,360,465	1,360,465
525,000	Transcontinental Energy Services LLC		12.50%	12/31/2027	12/30/2025	525,000	525,000
6,636,824	Transportation Financial, LLC		12.50%	9/1/2027	8/20/2024	6,636,824	6,636,824
13,836,166	Trico Products Corporation	4	12.50%	12/1/2027	6/30/2022	13,836,166	13,836,166
1,460,796	Trico Products Corporation	4	14.50%	12/1/2025	5/5/2023	1,460,796	1,460,796
227,833	Trico Products Corporation	4	12.50%	3/1/2026	7/3/2023	227,833	227,833
2,490,909	Trico Products Corporation	4	14.50%	9/1/2026	2/29/2024	2,490,909	2,490,909
5,360,852	United Auto Supply of Syracuse, West, Inc.		12.00%	8/1/2026	6/30/2022	5,360,852	5,360,852
4,476,144	United Auto Supply of Syracuse, West, Inc.		12.00%	1/1/2027	6/30/2022	4,476,144	4,476,144
2,269,000	Value Truck of AZ, LLC		12.50%	12/31/2027	12/18/2025	2,269,000	2,269,000
109,206	Vensure Employer Services, Inc.		14.50%	9/1/2027	8/2/2022	109,206	109,206
483,368	Vensure Employer Services, Inc.		14.50%	9/1/2027	11/3/2022	483,368	483,368
945,525	Vensure Employer Services, Inc.		14.50%	3/1/2028	1/24/2023	945,525	945,525
1,113,813	Vensure Employer Services, Inc.		14.50%	2/1/2026	5/5/2023	1,113,813	1,113,813
1,937,357	Vensure Employer Services, Inc.		14.50%	4/1/2026	9/19/2023	1,937,357	1,937,357
331,518	Vensure Employer Services, Inc.		14.50%	2/1/2026	1/18/2024	331,518	331,518
999,105	Vensure Employer Services, Inc.		12.50%	8/1/2026	5/8/2024	999,105	999,105
509,315	Vensure Employer Services, Inc.		12.50%	4/1/2026	8/9/2024	509,315	509,315
1,014,196	Vensure Employer Services, Inc.		14.50%	5/1/2026	9/17/2024	1,014,196	1,014,196
3,729,557	Vensure Employer Services, Inc.		14.50%	5/1/2027	10/25/2024	3,729,557	3,729,557
3,941,071	Vensure Employer Services, Inc.		14.50%	6/1/2027	12/6/2024	3,941,071	3,941,071
5,223,823	Vensure Employer Services, Inc.		14.50%	11/1/2027	3/11/2025	5,223,823	5,223,823
4,559,848	Vensure Employer Services, Inc.		14.50%	12/1/2027	5/12/2025	4,559,848	4,559,848
4,755,262	Vensure Employer Services, Inc.		14.50%	1/1/2028	6/23/2025	4,755,262	4,755,262
4,684,893	Vensure Employer Services, Inc.		14.50%	1/24/2028	7/24/2025	4,684,893	4,684,893
4,368,422	Vensure Employer Services, Inc.		14.50%	2/29/2028	8/29/2025	4,368,422	4,368,422
169,070	Vensure Employer Services, Inc.		14.50%	10/31/2027	10/6/2025	169,070	169,070
1,199,153	Voltron Global, LLC		12.50%	7/29/2027	7/30/2025	1,199,153	1,199,153
68,967	Washington Liftruck Inc.		12.50%	1/1/2027	11/8/2024	68,967	68,967
3,444,152	West Liberty Foods		14.50%	2/1/2027	8/5/2024	3,444,152	3,444,152
4,512,231	West Liberty Foods		14.50%	6/1/2027	11/25/2024	4,512,231	4,512,231
						452,802,962	454,868,407

	Financial Assets - 26.7%
81,479,112	BizFund LLC	6	11.85% (SOFR + 7.50%)	12/30/2027	12/30/2024	81,479,112	81,479,112
54,100,000	Bondit LLC		13.00%	5/31/2027	6/3/2024	54,100,000	54,325,620
9,311,890	CapitalPlus Construction Services, LLC	4	12.00%	10/1/2023	9/2/2020	9,311,890	-
2,469,892	CapitalPlus Supply Chain Partners, LLC	4	12.00%	7/31/2024	8/31/2021	2,469,892	-
37,022,056	Cocolalla, LLC		14.00%	3/27/2026	3/16/2023	37,022,056	37,293,047
329,371	Dallas Growth Capital and Funding, LLC	4	13.00%	2/23/2024	2/24/2021	329,371	-
25,000,000	Fox Funding Management, Inc.		12.00%	9/30/2028	9/30/2025	25,000,000	25,000,000
27,240,000	Kensington Private Equity Fund	5,6	13.80% (SOFR + 9.50%)	3/28/2026	3/28/2023	27,240,000	27,286,480
27,156,400	Leyline Renewable Capital, LLC		13.00%	5/25/2027	5/26/2023	27,156,400	27,156,400
64,288,878	Lienstar LLC		13.00%	12/31/2026	3/13/2023	64,288,878	65,500,394
46,963,455	Met SPV Holdings, LLC - Series Sutton		13.00%	6/1/2027	8/1/2025	46,963,455	47,356,486
18,325,294	Metropolitan Partners Fund VIII, LP - Axiom		12.50%	8/1/2028	12/5/2025	18,325,294	18,325,294
30,000,000	Metropolitan Partners Fund VIII, LP - EPM		12.50%	2/10/2027	7/11/2025	30,000,000	30,098,969
5,691,661	Propel Holdings, Inc.		13.60%	3/31/2030	6/8/2023	5,691,661	5,858,544
13,036,802	Simply Funding SPV, LLC		13.00%	10/7/2027	6/23/2021	12,828,414	13,037,434
20,119,857	SP Technologies, LLC	6	11.85% (SOFR + 7.50%)	5/28/2028	5/29/2025	20,119,857	20,119,857
19,806,218	Unique Funding Solutions, LLC		13.50%	2/5/2028	2/5/2025	19,806,218	20,088,918
						482,132,498	472,926,555

	Specialty Real Estate Finance - 30.3%
15,877,475	750 Main Street LP		11.05%	7/3/2026	5/9/2022	15,877,475	16,174,640
22,391,564	8th Avenue Property Owners, LLC	6	11.00% (Prime + 3.50%)	5/15/2026	8/14/2023	22,391,564	22,557,098
11,478,824	Apple Valley BV Road, LLC		11.00%	3/23/2026	12/23/2024	11,478,824	11,750,544
24,507,798	Ashton Oak Homes (Black Locust), LLC	6	10.50% (Prime + 3.00%)	3/23/2026	3/23/2023	24,507,798	24,810,626
13,095,055	Atomic Orchard Experiment, LLC	4	10.75%	10/31/2025	11/10/2022	13,095,055	12,068,060
3,402,231	BD RC Jacksonville Normandy, LP	6	10.50% (Prime + 3.00%)	3/18/2026	9/28/2023	3,402,231	3,402,231
12,733,243	BEP CO Springs Hospitality LLC		11.95%	2/24/2026	8/24/2023	12,733,243	12,733,243
15,834,674	Capital Miller Pref NewCo, LLC		14.00%	12/5/2027	12/5/2022	15,834,674	16,272,983
7,980,265	Corta Stevens Point, LLC		13.00%	12/1/2025	4/13/2023	7,980,265	7,980,265
23,932,766	Dabney Road Industrial LLC		10.50%	10/20/2026	12/20/2023	23,932,766	24,066,630
37,054,630	DZ Tech Community LLC		10.50%	4/25/2026	8/31/2023	37,054,630	37,486,087
1,763,529	Galaxy Management Company, LLC	4,5	14.00%	11/10/2023	11/18/2020	1,763,529	1,763,529
17,927,242	HSM Hawley, LLC		10.50%	4/5/2026	1/10/2024	17,927,242	18,340,882
8,863,323	JDI Pasadena Logistics Center SPE, LLC		11.15%	8/28/2026	8/30/2024	8,863,323	9,069,339
12,416	JF Wonderblock Phase 2, LLC		10.99%	2/20/2028	12/20/2023	12,416	12,416
23,303,349	MC Oslo Aurora, LLC	4	13.25%	7/11/2025	7/11/2022	23,303,349	18,311,111
22,076,672	MC Oslo Hermitage, LLC	4	13.00%	11/7/2024	5/19/2022	22,076,672	21,328,125
12,922,297	MC Oslo SFM Two, LLC	4	13.00%	7/11/2025	5/19/2022	12,922,297	11,465,743
8,980,563	MC Oslo SFQ, LLC	4	13.25%	7/11/2025	7/11/2022	8,980,563	4,753,164
5,732,411	MC Rye Katy, LLC	4	13.25%	8/9/2025	8/10/2022	5,732,411	3,748,422
10,790,399	MC Rye Northwest, LLC	4	13.25%	8/9/2025	8/9/2022	10,790,399	10,749,134
12,909,719	MC Rye Westchase, LLC	4	13.25%	8/9/2025	8/9/2022	12,909,719	11,734,471
8,082,295	Merced Security Storage, LLC		10.50%	5/6/2026	5/6/2024	8,082,295	8,194,840
10,695,113	Nancy Jay Industrial Center, LLC		12.95%	5/31/2027	6/3/2022	10,695,113	11,272,170
5,700,000	Olympus Bluffs 4, LLC		11.95%	9/9/2026	9/9/2022	5,700,000	5,700,000
6,015,981	Olympus Oaks 1, LLC		12.50%	7/14/2026	7/13/2023	6,015,981	6,015,981
6,640,000	Olympus Oaks 2, LLC		12.50%	7/14/2026	7/13/2023	6,640,000	6,640,000
6,247,656	Olympus Oaks 4, LLC		12.50%	7/13/2026	7/13/2023	6,247,656	6,247,656
6,543,796	Olympus Oaks 5, LLC		12.50%	7/14/2026	7/13/2023	6,543,796	6,543,796
5,398,000	Olympus Oaks 6, LLC		12.50%	2/16/2027	2/16/2024	5,398,000	5,398,000
5,463,397	Olympus Oaks 7, LLC		12.50%	2/16/2027	2/16/2024	5,463,397	5,463,397
3,694,104	Olympus Oaks 8, LLC		12.50%	2/16/2027	2/16/2024	3,694,104	3,694,104
4,300,594	Olympus Oaks 9, LLC		12.50%	2/16/2027	2/16/2024	4,300,594	4,300,594
5,235,134	Olympus Palms 1, LLC		12.50%	7/2/2027	7/1/2022	5,235,134	5,235,134
5,132,000	Olympus Palms 2, LLC		12.50%	7/2/2027	7/2/2024	5,132,000	5,132,000
5,937,454	Olympus Palms 3, LLC		11.95%	7/2/2027	8/3/2022	5,937,454	5,937,454
5,066,886	Olympus Palms 4, LLC		14.00%	5/4/2026	10/4/2022	5,066,886	5,066,886
5,560,000	Olympus Palms 7, LLC		12.50%	7/2/2027	7/4/2024	5,560,000	5,560,000
599,447	Pierce Street Holdings LLC	4	10.50%	11/25/2025	3/15/2022	599,447	599,447
14,487,278	Renton Hotel Holdings, LLC		12.00%	8/31/2026	5/24/2024	14,487,278	14,532,277
10,979,345	Richland LA Hotel Holdings, LLC		12.00%	3/31/2026	8/31/2023	10,979,345	10,977,168
5,710,124	Romeria Pointe, LLC		11.09%	3/4/2026	3/4/2024	5,710,124	5,710,124
12,266,263	Roseville Senior Affordable 2 LP		11.25%	11/30/2026	11/26/2024	12,266,263	12,585,191
9,427,541	Scarborough Hotel Holdings, LLC		12.00%	9/30/2026	6/24/2024	9,427,541	9,594,393
10,294,906	Syracuse Hotel Holdings, LLC		12.00%	5/31/2026	2/2/2024	10,294,906	10,385,132
481,718	Turner Rock Apartments, LLC		10.85%	4/15/2028	4/18/2025	481,718	481,718
16,270,323	VG Pines Residential, LLC		11.15%	9/1/2026	3/1/2024	16,270,323	16,880,948
43,842,694	Vivo Portfolio		11.49%	2/28/2026	12/15/2023	43,842,694	43,842,694
8,968,315	WB Commerce 100, LLC		9.99%	10/23/2027	10/23/2025	8,968,315	8,968,315
6,394,466	West Creek II, LLC		10.00%	7/8/2026	7/8/2025	6,394,466	6,394,466
						549,005,275	537,932,628
	Total Private Credit					1,908,616,326	1,884,007,611

	REO Properties - 1.6%	1,2
17,468,700	Vivo Living Durham LLC		9.50%	10/14/2024	10/14/2022	17,468,700	14,233,259
15,090,728	Vivo Living Raleigh 1 LLC		9.50%	11/18/2024	11/18/2022	15,090,728	14,363,839
	Total REO Properties					32,559,428	28,597,098

Shares			Investment Type
	Private Companies - 0.3%	1,2
22,209	TNP HC 3, LLC		Common Units	12,354,762	4,876,813
	Total Private Companies			12,354,762	4,876,813

	Warrants - 0.0%	1,2
73,274	Sovrn Holdings, Inc	7		-	-
	Total Investments - 108.1%	8		$1,953,530,516	$1,917,481,522
	Liabilities in excess of other assets - (8.1%)				(143,490,105)
	Net Assets - 100%				$1,773,991,417

REO - Real Estate Owned

SOFR - Secured Overnight Financing Rate

1	Restricted securities. The total value of these securities is $1,917,481,522, which represents 108.1% of total net assets of the Fund.
2	Level 3 securities fair valued under procedures established by the board of trustees of the Fund. The total value of these securities is $1,917,481,522, which represents 108.1% of total net assets of the Fund.
3	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
4	In default.
5	This investment was made through a participation. See notes to financial statements.
6	Variable rate.
7	The single purpose investment fund’s strategy is to invest in only one isolated and preidentified secured credit investment with no discretion for any other additional investments beyond this single purpose holding for which the single purpose investment fund was formed. The single purpose investment fund shall continue until the one holding is realized in full. Given the single purpose nature of the investment holding, there is no redemption of any portion of the Fund’s investment prior to the realization in full of the underlying single investment.
8	Entire portfolio is pledged as collateral for line of credit.

See accompanying notes to schedule of investments.

Keystone Private Income Fund

Notes to Schedule of Investments

December 31, 2025 (Unaudited)

Note 1 - Valuation of Investments

The Fund’s Board of Trustees (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board has delegated day-to-day responsibility for the fair value determinations and pricing of the Fund’s investments to the Investment Manager (the “Valuation Designee”), subject to the oversight of the Board. The Valuation Designee oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and is used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

The Fund holds a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Valuation Designee may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.
•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2025:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$1,884,007,611	$1,884,007,611
REO Properties	—	—	28,597,098	28,597,098
Private Companies	—	—	4,876,813	4,876,813
Warrants	—	—	—	—
Total Investments, at fair value	$-	$—	$1,917,481,522	$1,917,481,522